THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
SEPTEMBER 30, 2021
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.1%

	Shares	Value
BRAZIL — 10.1%
Banco do Brasil	709,600	$3,778,800
Itau Unibanco Holding ADR	5,635	29,697
JBS	308,600	2,095,584
Petroleo Brasileiro ADR	395,271	4,087,102

		9,991,183

CHINA — 13.9%
Alibaba Group Holding ADR *	204	30,202
Baidu ADR *	26,707	4,106,201
Gree Electric Appliances of Zhuhai, Cl A *	490,300	2,937,375
Hello Group ADR *	119,679	1,266,204
Ningbo Huaxiang Electronic, Cl A	599,095	2,011,772
Shanghai Mechanical and Electrical Industry, Cl A	855,697	1,963,826
Weibo ADR *	31,128	1,478,269

		13,793,849

CZECH REPUBLIC — 1.1%
Komercni banka as	27,126	1,099,626

HONG KONG — 27.6%

CONSUMER DISCRETIONARY — 11.7%
Alibaba Group Holding *	195,900	3,618,811
Dongfeng Motor Group, Cl H *	1,940,000	1,736,273
Galaxy Entertainment Group *	376,000	1,924,061
Melco Resorts & Entertainment ADR *	189,838	1,943,941
Sands China *	1,196,400	2,445,874

		11,668,960

CONSUMER STAPLES — 1.9%
WH Group	2,719,806	1,930,965

ENERGY — 2.3%
China Shenhua Energy, Cl H	970,500	2,266,032

FINANCIALS — 3.4%
PICC Property & Casualty, Cl H	3,436,000	3,338,721

HEALTH CARE — 1.6%
Sinopharm Group, Cl H	602,400	1,575,597

INDUSTRIALS — 2.1%
China Merchants Port Holdings	1,208,539	2,071,307

INFORMATION TECHNOLOGY — 1.6%
Lenovo Group	1,436,000	1,582,403

UTILITIES — 3.0%
China Resources Power Holdings	514,000	1,475,890
Kunlun Energy	1,480,000	1,547,148

		3,023,038

		27,457,023

INDONESIA — 2.1%
Bank Mandiri Persero	4,985,100	2,134,752

1

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
SEPTEMBER 30, 2021
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
POLAND — 3.3%
Powszechna Kasa Oszczednosci Bank Polski *	94,412	$998,547
Powszechny Zaklad Ubezpieczen	246,529	2,255,669

		3,254,216

RUSSIA — 2.4%
Alrosa PJSC	1,330,460	2,431,306

SOUTH AFRICA — 3.5%
Absa Group	149,679	1,512,216
Naspers, Cl N	11,920	1,984,976

		3,497,192

SOUTH KOREA — 16.6%
DB Insurance	41,320	2,208,667
Fila Holdings	40,811	1,456,785
Hana Financial Group	40,404	1,567,829
KB Financial Group	34,088	1,589,839
KB Financial Group ADR	187	8,678
POSCO	10,690	2,961,501
POSCO ADR	441	30,416
Samsung Electronics	46,821	2,894,720
Shinhan Financial Group ADR	515	17,340
SK Hynix	33,745	2,881,646
SK Telecom ADR	609	18,331
WONIK IPS	26,817	893,685

		16,529,437

TAIWAN — 4.3%
Catcher Technology	348,000	2,083,723
FLEXium Interconnect	243,000	883,707
Hon Hai Precision Industry	68,000	253,887
Zhen Ding Technology Holding	293,000	1,031,819

		4,253,136

THAILAND — 4.5%
Bangkok Bank NVDR	297,600	1,015,276
CP ALL	779,500	1,458,755
Krung Thai Bank	6,086,300	1,957,241

		4,431,272

TURKEY — 0.9%
Turkiye Garanti Bankasi	882,104	915,154

UNITED KINGDOM — 5.2%
Gazprom PJSC ADR	112,923	1,126,359
Hon Hai Precision Industry GDR	3,645	27,636
LUKOIL PJSC ADR	24,308	2,316,512
Samsung Electronics GDR	25	38,992
State Bank of India GDR	26,882	1,651,091

		5,160,590

UNITED STATES — 1.6%
Cognizant Technology Solutions, Cl A	20,608	1,529,319
Credicorp	104	11,538

		1,540,857

2

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
SEPTEMBER 30, 2021
(UNAUDITED)

SCHEDULE OF INVESTMENTS

Value
TOTAL COMMON STOCK (Cost $102,084,556)	$96,489,593

TOTAL INVESTMENTS— 97.1% (Cost $102,084,556)	$96,489,593

Percentages are based on Net Assets of $99,334,450.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

The following is a summary of the level of inputs used as of September 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$9,991,183	$—	$—	$9,991,183
China	6,880,876	6,912,973	—	13,793,849
Czech Republic	—	1,099,626	—	1,099,626
Hong Kong	1,943,941	25,513,082	—	27,457,023
Indonesia	—	2,134,752	—	2,134,752
Poland	—	3,254,216	—	3,254,216
Russia	2,431,306	—	—	2,431,306
South Africa	—	3,497,192	—	3,497,192
South Korea	74,765	16,454,672	—	16,529,437
Taiwan	—	4,253,136	—	4,253,136
Thailand	—	4,431,272	—	4,431,272
Turkey	—	915,154	—	915,154
United Kingdom	—	5,160,590	—	5,160,590
United States	1,540,857	—	—	1,540,857

Total Common Stock	$22,862,928	$73,626,665	$—	$96,489,593

Total Investments in Securities	$22,862,928	$73,626,665	$—	$96,489,593

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

ARG-QH-001-0100

3

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
SEPTEMBER 30, 2021
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.3%

	Shares	Value
AUSTRALIA — 1.0%
QBE Insurance Group	1,160	$9,643

BERMUDA — 1.0%
RenaissanceRe Holdings	65	9,061

BRAZIL — 2.0%
Petroleo Brasileiro ADR	1,770	18,302

CANADA — 3.8%
Canadian Natural Resources	670	24,497
Nutrien	159	10,320

		34,817

CHINA — 6.8%
Alibaba Group Holding ADR *	182	26,945
Baidu ADR *	195	29,981
Weibo ADR *	115	5,462

		62,388

FINLAND — 1.1%
Nokia *	1,844	10,152

FRANCE — 17.4%
Accor *	358	12,814
Airbus *	296	39,112
Atos	457	24,334
AXA	717	19,905
Publicis Groupe	144	9,682
Safran	65	8,219
Societe Generale	615	19,260
Thales	97	9,421
Vinci	174	18,077

		160,824

GERMANY — 2.9%
Fresenius & KGaA	373	17,870
MTU Aero Engines	38	8,571

		26,441

HONG KONG — 6.0%
China Shenhua Energy, Cl H	4,500	10,507
CK Asset Holdings	1,500	8,648
Melco Resorts & Entertainment ADR *	1,037	10,619
Sands China *	8,800	17,991
WH Group	10,956	7,778

		55,543

INDONESIA — 1.0%
Bank Mandiri Persero	22,400	9,592

IRELAND — 3.2%
AerCap Holdings *	511	29,541

ITALY — 3.8%
Leonardo *	1,129	9,252
UniCredit	1,942	25,718

		34,970

JAPAN — 11.5%
Daito Trust Construction	100	11,610
Daiwa Securities Group	1,700	9,913

1

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
SEPTEMBER 30, 2021
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
ITOCHU	700	$20,409
Mitsubishi Electric	1,400	19,467
Nomura Holdings	1,800	8,821
Seven & i Holdings	200	9,086
Subaru	1,000	18,485
Taiheiyo Cement	400	8,261

		106,052

NETHERLANDS — 3.5%
ABN AMRO Bank	1,093	15,662
Aegon	3,239	16,703

		32,365

SOUTH KOREA — 5.2%
POSCO ADR	441	30,416
Shinhan Financial Group ADR	258	8,687
SK Telecom ADR	305	9,180

		48,283

SWITZERLAND — 7.1%
Adecco Group	143	7,184
ams *	992	18,042
Credit Suisse Group	904	8,987
Holcim	245	11,833
UBS Group	1,216	19,500

		65,546

UNITED KINGDOM — 20.3%
Abrdn	3,868	13,261
BAE Systems	1,331	10,101
Compass Group *	1,308	26,691
Direct Line Insurance Group	2,427	9,445
easyJet *	1,160	10,290
HSBC Holdings	3,129	16,356
Imperial Brands	437	9,164
Lloyds Banking Group	14,133	8,789
NatWest Group	6,358	19,190
Pearson	851	8,136
Samsung Electronics GDR	19	29,634
Taylor Wimpey	4,040	8,421
TechnipFMC *	1,011	7,613
Whitbread *	218	9,696

		186,787

UNITED STATES — 1.7%
Capri Holdings *	323	15,636

TOTAL COMMON STOCK
(Cost $999,313)		915,943

TOTAL INVESTMENTS— 99.3%
(Cost $999,313)		$915,943

Percentages are based on Net Assets of $922,616.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

2

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
SEPTEMBER 30, 2021
(UNAUDITED)

The following is a summary of the level of inputs used as of September 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$9,643	$—	$9,643
Bermuda	9,061	—	—	9,061
Brazil	18,302	—	—	18,302
Canada	34,817	—	—	34,817
China	62,388	—	—	62,388
Finland	—	10,152	—	10,152
France	—	160,824	—	160,824
Germany	—	26,441	—	26,441
Hong Kong	10,619	44,924	—	55,543
Indonesia	—	9,592	—	9,592
Ireland	29,541	—	—	29,541
Italy	—	34,970	—	34,970
Japan	—	106,052	—	106,052
Netherlands	—	32,365	—	32,365
South Korea	48,283	—	—	48,283
Switzerland	—	65,546	—	65,546
United Kingdom	7,613	179,174	—	186,787
United States	15,636	—	—	15,636

Total Common Stock	$236,260	$679,683	$—	$915,943

Total Investments in Securities	$236,260	$679,683	$—	$915,943

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

ARG-QH-001-0100

3